Amortization Expense Related to Finite Lived Intangible Assets (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 4,600
2025	4,500
2026	4,300
2027	2,900
2028	$ 2,200